UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 28.4%
	Fixed Income — 16.4%
25,752	iShares Core U.S. Aggregate Bond ETF	2,761,902
20,344	iShares TIPS Bond ETF	2,299,889

	Total Fixed Income	5,061,791

	International Equity — 8.5%
22,702	iShares Core MSCI EAFE ETF	1,495,608
19,442	iShares Core MSCI Emerging Markets ETF	1,135,413

	Total International Equity	2,631,021

	U.S. Equity — 3.5%
1,973	iShares Russell 2000 ETF	299,561
2,326	iShares Russell Mid-Cap ETF	480,179
4,177	Vanguard Real Estate ETF	315,238

	Total U.S. Equity	1,094,978

	Total Exchange Traded Funds (Cost $8,195,435)	8,787,790

Investment Companies — 66.1%
	Alternative Assets — 1.6%
54,319	JPMorgan Commodities Strategy Fund, Class R6 Shares	500,283

	Fixed Income — 44.9%
518,544	JPMorgan Core Bond Fund, Class R6 Shares	5,901,029
387,237	JPMorgan Core Plus Bond Fund, Class R6 Shares	3,144,361
94,504	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	772,099
58,379	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	483,375
83,374	JPMorgan Floating Rate Income Fund, Class R6 Shares	783,717
383,820	JPMorgan High Yield Fund, Class R6 Shares	2,778,859

	Total Fixed Income	13,863,440

	International Equity — 4.6%
76,566	JPMorgan International Research Enhanced Equity Fund, Class R6 Shares	1,432,555

	U.S. Equity — 15.0%
57,498	JPMorgan Equity Index Fund, Class R6 Shares	2,328,100
28,232	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	605,012
67,646	JPMorgan U.S. Equity Fund, Class R6 Shares	1,090,457
17,464	JPMorgan Value Advantage Fund, Class R6 Shares	610,713

	Total U.S. Equity	4,634,282

	Total Investment Companies (Cost $19,814,188)	20,430,560

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
385,000	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $382,612)	381,932

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
1,067,753	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $1,067,753)	1,067,753

	Total Investments — 99.2% (Cost $29,459,988)	30,668,035
	Other Assets in Excess of Liabilities — 0.8%	244,794

	NET ASSETS — 100.0%	$30,912,829

Percentages indicated are based on net assets.

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	6	06/2018	AUD	597,314	10,274
MSCI Emerging Markets E-Mini Index	11	06/2018	USD	653,290	(21,502)
Russell 2000 E-Mini Index	8	06/2018	USD	612,480	(26,276)
S&P 500 E-Mini Index	4	06/2018	USD	528,600	(29,318)
TOPIX Index	4	06/2018	JPY	649,616	12,194
U.S. Treasury 10 Year Note	11	06/2018	USD	1,331,859	15,960

					(38,668)

Short Contracts
Euro-Bund	(5)	06/2018	EUR	(980,853)	(13,207)
FTSE 100 Index	(3)	06/2018	GBP	(294,886)	4,783
U.S. Treasury 2 Year Note	(5)	06/2018	USD	(1,063,047)	(479)

					(8,903)

					(47,571)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
EAFE	—	Europe, Australasia and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of March 31, 2018.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,286,103	$381,932	$—	$30,668,035

Appreciation in Other Financial Instruments
Futures Contracts (a)	$26,234	$16,977	$—	$43,211

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(90,782)	$—	$—	$(90,782)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 110.2%
	Common Stocks — 106.8%
	Consumer Discretionary — 18.7%
	Auto Components — 2.5%
1,248	Delphi Technologies plc	59,467
4,988	Magna International, Inc., (Canada)	281,074

		340,541

	Automobiles — 4.5%
15,955	Ford Motor Co. (j)	176,782
11,659	General Motors Co. (j)	423,688

		600,470

	Hotels, Restaurants & Leisure — 0.6%
4,400	Caesars Entertainment Corp. (a)	49,500
100	Chipotle Mexican Grill, Inc. (a)	32,311

		81,811

	Household Durables — 6.1%
3,961	DR Horton, Inc. (j)	173,650
7,638	Lennar Corp., Class A (j)	450,184
26	Lennar Corp., Class B	1,240
800	Mohawk Industries, Inc. (a)	185,776

		810,850

	Internet & Direct Marketing Retail — 0.8%
1,000	Expedia, Inc.	110,410

	Media — 1.0%
2,500	Comcast Corp., Class A	85,425
1,436	DISH Network Corp., Class A (a)	54,410

		139,835

	Multiline Retail — 0.2%
300	Dollar Tree, Inc. (a)	28,470

	Specialty Retail — 1.4%
153	AutoZone, Inc. (a)	99,250
1,153	Murphy USA, Inc. (a)	83,938

		183,188

	Textiles, Apparel & Luxury Goods — 1.6%
1,900	Hanesbrands, Inc.	34,998
3,325	Tapestry, Inc.	174,928

		209,926

	Total Consumer Discretionary	2,505,501

	Consumer Staples — 2.9%
	Beverages — 0.3%
500	Molson Coors Brewing Co., Class B	37,665

	Food & Staples Retailing — 1.6%
900	CVS Health Corp.	55,989
2,750	Kroger Co. (The)	65,835
1,505	Walgreens Boots Alliance, Inc.	98,532

		220,356

	Tobacco — 1.0%
1,300	Philip Morris International, Inc.	129,220

	Total Consumer Staples	387,241

	Energy — 11.9%
	Energy Equipment & Services — 0.4%
1,800	Baker Hughes a GE Co.	49,986

	Oil, Gas & Consumable Fuels — 11.5%
500	Andeavor	50,280
1,100	Chevron Corp.	125,444
1,188	Diamondback Energy, Inc. (a)	150,306
2,839	EOG Resources, Inc.	298,862
1,872	EQT Corp.	88,939
8,100	Euronav NV, (Belgium)	66,420
4,766	Occidental Petroleum Corp.	309,599
1,839	Pioneer Natural Resources Co. (j)	315,903
3,880	Suncor Energy, Inc., (Canada)	134,015

		1,539,768

	Total Energy	1,589,754

	Financials — 33.4%
	Banks — 15.0%
22,312	Bank of America Corp. (j)	669,137
6,434	Citigroup, Inc. (j)	434,295
2,300	East West Bancorp, Inc.	143,842
10,637	Huntington Bancshares, Inc.	160,619
524	IBERIABANK Corp.	40,872
3,700	ING Groep NV, (Netherlands), ADR	62,641
10,925	KeyCorp (j)	213,584
620	Signature Bank (a)	88,009
1,017	SunTrust Banks, Inc.	69,196
100	SVB Financial Group (a)	24,001
1,996	Wells Fargo & Co. (j)	104,610

		2,010,806

	Capital Markets — 6.3%
2,319	Bank of New York Mellon Corp. (The)	119,498
4,790	Charles Schwab Corp. (The)	250,134
4,498	Deutsche Bank AG (Registered), (Germany) (a)	62,882
300	Goldman Sachs Group, Inc. (The)	75,558
3,963	Morgan Stanley	213,843
813	State Street Corp.	81,081
4,911	WisdomTree Investments, Inc.	45,034

		848,030

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Consumer Finance — 1.8%
1,805	Capital One Financial Corp.	172,955
3,700	Santander Consumer USA Holdings, Inc.	60,310

		233,265

	Diversified Financial Services — 1.5%
3,957	Voya Financial, Inc.	199,829

	Insurance — 8.8%
1,600	American International Group, Inc.	87,072
3,500	Athene Holding Ltd., Class A (a)	167,335
4,000	Hartford Financial Services Group, Inc. (The)	206,080
1,912	Lincoln National Corp.	139,691
4,652	MetLife, Inc. (j)	213,480
3,538	Prudential Financial, Inc. (j)	366,360

		1,180,018

	Total Financials	4,471,948

	Health Care — 6.4%
	Biotechnology — 0.9%
100	Biogen, Inc. (a)	27,382
1,187	Gilead Sciences, Inc. (j)	89,488

		116,870

	Health Care Equipment & Supplies — 1.6%
1,975	Zimmer Biomet Holdings, Inc.	215,354

	Health Care Providers & Services — 1.5%
515	AmerisourceBergen Corp.	44,398
200	Cigna Corp.	33,548
845	McKesson Corp.	119,035

		196,981

	Pharmaceuticals — 2.4%
1,098	Allergan plc (j)	184,782
3,842	Pfizer, Inc.	136,353

		321,135

	Total Health Care	850,340

	Industrials — 13.9%
	Airlines — 7.5%
1,524	Alaska Air Group, Inc.	94,427
7,142	Delta Air Lines, Inc. (j)	391,453
3,690	JetBlue Airways Corp. (a)	74,981
5,831	Southwest Airlines Co.	334,000
1,600	United Continental Holdings, Inc. (a)	111,152

		1,006,013

	Building Products — 0.5%
700	Allegion plc	59,703

	Electrical Equipment — 1.5%
2,580	Eaton Corp. plc	206,168

	Machinery — 2.5%
1,100	Ingersoll-Rand plc	94,061
2,000	PACCAR, Inc.	132,340
711	Snap-on, Inc.	104,901

		331,302

	Road & Rail — 1.9%
500	Norfolk Southern Corp.	67,890
1,361	Union Pacific Corp.	182,959

		250,849

	Total Industrials	1,854,035

	Information Technology — 6.6%
	Communications Equipment — 0.9%
3,049	CommScope Holding Co., Inc. (a)	121,869

	Electronic Equipment, Instruments & Components — 0.4%
1,750	Corning, Inc.	48,790

	IT Services — 2.6%
873	International Business Machines Corp.	133,944
3,400	InterXion Holding NV, (Netherlands) (a)	211,174

		345,118

	Semiconductors & Semiconductor Equipment — 2.1%
1,500	Analog Devices, Inc.	136,695
300	Broadcom Ltd.	70,695
800	Microchip Technology, Inc.	73,088

		280,478

	Software — 0.6%
913	Microsoft Corp.	83,329

	Total Information Technology	879,584

	Materials — 7.3%
	Chemicals — 2.9%
636	Celanese Corp., Series A (j)	63,733
2,910	DowDuPont, Inc.	185,396
1,308	Eastman Chemical Co. (j)	138,099

		387,228

	Containers & Packaging — 0.9%
1,300	Crown Holdings, Inc. (a)	65,975
1,130	International Paper Co.	60,376

		126,351

	Metals & Mining — 3.5%
20,956	AK Steel Holding Corp. (a)	94,931
5,423	Alumina Ltd., (Australia), ADR	39,859
4,837	Freeport-McMoRan, Inc. (a)	84,986

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Metals & Mining — continued
1,700	Newmont Mining Corp.	66,419
751	Reliance Steel & Aluminum Co.	64,391
3,366	United States Steel Corp.	118,449

		469,035

	Total Materials	982,614

	Real Estate — 4.4%
	Equity Real Estate Investment Trusts (REITs) — 4.1%
4,783	Ashford Hospitality Trust, Inc.	30,898
1,200	Camden Property Trust	101,016
100	Equinix, Inc.	41,814
2,200	Iron Mountain, Inc.	72,292
3,771	RLJ Lodging Trust	73,308
1,200	Welltower, Inc.	65,316
4,782	Weyerhaeuser Co.	167,370

		552,014

	Real Estate Management & Development — 0.3%
2,035	St Joe Co. (The) (a)	38,360

	Total Real Estate	590,374

	Utilities — 1.3%
	Electric Utilities — 1.3%
1,200	American Electric Power Co., Inc.	82,308
2,100	PG&E Corp.	92,253

	Total Utilities	174,561

	Total Common Stocks (Cost $13,216,824)	14,285,952

Short-Term Investment — 3.4%
	Investment Company — 3.4%
453,495	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $453,495)	453,495

	Total Investments — 110.2% (Cost $13,670,319)	14,739,447
	Liabilities in Excess of Other Assets — (10.2)%	(1,359,915)

	NET ASSETS — 100.0%	$13,379,532

Short Positions — 8.7%
	Common Stocks — 8.7%
	Consumer Discretionary — 0.8%
	Automobiles — 0.5%
241	Tesla, Inc. (a)	64,137

	Specialty Retail — 0.3%
1,818	Bed Bath & Beyond, Inc.	38,160

	Total Consumer Discretionary	102,297

	Consumer Staples — 1.5%
	Food Products — 0.5%
1,440	Campbell Soup Co.	62,366

	Household Products — 1.0%
823	Clorox Co. (The)	109,550
341	Procter & Gamble Co. (The)	27,034

		136,584

	Total Consumer Staples	198,950

	Financials — 1.5%
	Banks — 0.4%
1,115	Bank of the Ozarks, Inc.	53,821

	Capital Markets — 0.3%
1,094	Thomson Reuters Corp., (Canada)	42,283

	Insurance — 0.8%
1,199	Torchmark Corp.	100,920

	Total Financials	197,024

	Health Care — 0.7%
	Biotechnology — 0.4%
285	Amgen, Inc.	48,587

	Health Care Equipment & Supplies — 0.3%
618	Baxter International, Inc.	40,195

	Total Health Care	88,782

	Information Technology — 0.7%
	Semiconductors & Semiconductor Equipment — 0.3%
181	Lam Research Corp.	36,772

	Software — 0.4%
655	Citrix Systems, Inc. (a)	60,784

	Total Information Technology	97,556

	Materials — 3.5%
	Chemicals — 3.5%
425	Air Products & Chemicals, Inc.	67,588
1,935	Albemarle Corp.	179,452
600	LyondellBasell Industries NV, Class A	63,408
1,115	Praxair, Inc.	160,894

	Total Materials	471,342

	Total Securities Sold Short (Proceeds $1,204,748)	$1,155,951

Percentages indicated are based on net assets.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $3,342,610.
(l)	—	The rate shown is the current yield as of March 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,739,447	$—	$—	$14,739,447

Total Liabilities for Securities Sold Short (a)	$(1,155,951)	$—	$—	$(1,155,951)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018